Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Hedging derivatives
Schedule of types of hedge of derivatives qualifying for hedge accounting

	12/31/2018		12/31/2019
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	202	5,136	925	5,306
Cash flow hedges	9,083	3,257	8,331	2,217
	9,285	8,393	9,256	7,523

Schedule of reconciliation of valuation adjustments - Cash flow hedges

	2017	2018	2019

Balance at January 1	1,383	356	(290)
Valuation adjustments	(1,585)	(882)	29
Amounts recycled to consolidated income statement	118	(40)	(9)
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	120	(42)	(11)
Cash flow hedges ineffectiveness (Note 39)	(2)	2	2
Income taxes	440	276	(6)
Balance at December 31	356	(290)	(276)

Schedule of estimated cash flows of the cash flow hedges

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	18	583	1,345	15	1,961
Cash flows to be paid	(258)	(774)	(1,297)	(26)	(2,355)

Fair value hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2018, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,797	1,797	Peso	Loans - Interest rate risk

IRS	236	12	USD	Loans - Interest rate risk

IRS	7,583	7,583	Peso	Promissory notes - Interest rate risk

CCS	40	3	USD	Loans - Interest rate and foreign exchange risk

CCS	22,842	1,069	Euro	UMS - Interest rate and foreign exchange risk

CCS	1,275	67	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound Sterling	UMS - Interest rate and foreign exchange risk

CCS	473	39	USD	PEMEX Bonds - Interest rate and foreign exchange risk

CCS	3,859	825	UDIS	UDIBONDS - Interest rate and inflation risk

As of December 31, 2019, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	3,900	3,900	Peso	Loans - Interest rate risk

IRS	114	6	USD	Loans - Interest rate risk

IRS	6,422	6,422	Peso	Promissory notes - Interest rate risk

IRS	47,046	47,046	Peso	M Bonds - Interest rate risk

CCS	313	13	USD	Loans - Interest rate and foreign exchange risk

CCS	25,256	1,181	Euro	UMS - Interest rate and foreign exchange risk

CCS	5,394	280	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound Sterling	UMS - Interest rate and foreign exchange risk

CCS	3,287	703	UDIS	UDIBONDS - Interest rate and inflation risk

Cash flow hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2018, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	4,000	4,000	Peso	Unsecured notes - Interest rate risk

CCS	2,948	150	USD	Unsecured notes - Foreign exchange risk

CCS	2,707	193	USD	Loans - Foreign exchange risk

CCS	1,994	113	Euro	Loans - Foreign exchange risk

CCS	777	34	Pound Sterling	Loans - Foreign exchange risk

CCS	10,661	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound Sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

CCS	983	50	USD	Borrowing from banks - Foreign exchange risk

Forward Fx-BRL	35,645	6,493	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	38,015	1,814	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2019, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	2,830	150	USD	Unsecured notes - Foreign exchange risk

CCS	2,358	166	USD	Loans - Foreign exchange risk

CCS	1,854	104	Euro	Loans - Foreign exchange risk

CCS	777	34	Pound Sterling	Loans - Foreign exchange risk

CCS	10,234	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound Sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	32,372	6,919	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	37,743	1,726	USD	Brazilian Government Notes - Foreign exchange risk